ACCOUNTS RECEIVABLE, NET-THIRD PARTIES	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES

7.    ACCOUNTS RECEIVABLE, NET—THIRD PARTIES

	As of December 31,
	2019	2020
	RMB	RMB
Accounts receivables - current	5,584,548,167	4,828,118,154
Allowance for doubtful accounts - current	(318,197,517)	(293,359,875)
Accounts receivable, net - current	5,266,350,650	4,534,758,279

Accounts receivables – non-current	—	27,543,511
Allowance for doubtful accounts – non-current	—	(1,138,553)
Accounts receivable, net – current – non-current	—	26,404,958

As of December 31, 2019 and 2020, accounts receivable with net book value of RMB1,200,492,957 and RMB628,310,891 were pledged as collateral for the Group’s borrowings (Note 20).

The following table summarizes the activity in the allowance for credit losses related to accounts receivable – current for the year ended December 31, 2018, 2019 and 2020:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
At beginning of year	264,656,904	256,605,518	318,197,517
Impact of adopting ASC Topic 326	—	—	(30,915,517)
Addition	149,029,546	166,432,303	26,581,139
Reversal	(157,080,932)	(104,840,304)	(20,503,264)
At end of year	256,605,518	318,197,517	293,359,875

The following table summarizes the activity in the allowance for credit losses related to accounts receivable – non-current for the year ended December 31, 2018, 2019 and 2020:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
At beginning of year	—	—	—
Impact of adopting ASC Topic 326	—	—	—
Addition	—	—	1,138,553
Reversal	—	—	—
At end of year	—	—	1,138,553

The Group assesses creditworthiness of customers before granting any credit terms. This assessment is primarily based on reviewing of customer’s financial statements and historical collection records, discussion with customers’ senior management, and reviewing of information provided by third parties, such as Dun & Bradstreet and the insurance company that ultimately insures the Group against customer credit default.

The significant bad debt reversal represents the cash collection of the fully reserved long-term receivables. The Company made bad debt provisions for certain long-term receivables in prior years which were in line with the adverse economic environment in solar industry. With the recovery of solar industry since 2013, the Company made its best effort to improve the cash collection for the long-aged accounts receivables. The cash received was recorded as the reversal of prior year bad debt allowance.